Dear Shareholder:

On December 3, 2002, the Board of Trustees approved an increase in the annual fee paid under the Contract Owner Administrative Services Agreements from 0.20% to up to 0.25% of the average daily net assets held in accounts covered by the agreements. The increase is to become effective on January 1, 2003.

On December 20, 2002, the shareholders of each of the Funds approved a Rule 12b-1 Distribution and Service Plan ("the Plan"). Effective January 1, 2003, the Plan will be implemented for each of the Funds. The Plan is intended to facilitate marketing efforts for, and increase the distribution potential and availability of each Fund.

The Victory Variable Insurance Funds Prospectus for the following Funds is being revised to reflect an increase in the contract owner administrative services fees that may be paid to servicing agents and the adoption of a Rule 12b-1 Distribution and Service Plan by each of the Funds. This information is important and is part of your Prospectus.

--------------------------------------------------------------------------------

                      The Victory Variable Insurance Funds

                             Diversified Stock Fund
                         Small Company Opportunity Fund

                       Supplement dated December 20, 2002
                       To the Prospectus dated May 1, 2002


1. On page 10, please delete the paragraph under "Contract Owner Administrative Services Agreement," and replace it with the following:

         The Funds have adopted a form of Contract Owner Administrative Services Agreement. A contract owner servicing agent performs a number of services for its customers who hold contracts offered by separate accounts that invest in the Funds, such as establishing and maintaining accounts and records, processing additional contract units attributable to Fund dividend payments, arranging for bank wires, assisting in transactions, and changing account information. For these services, Class A Shares of each Fund pay a fee at an annual rate of up to 0.25% of its average daily net assets serviced by the agent. The Funds may enter into these agreements with KeyCorp and its affiliates, and with other financial institutions that provide such services. Contract owner servicing agents may waive all or a portion of their fee. (Not all agents may provide all services listed above.)


2. On page 10, please delete the paragraph under "Distribution and Service Plan," and replace it with the following paragraphs:

         In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Funds have adopted a Distribution and Service Plan. Under the Distribution and Service Plan, each Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of each Fund's average daily net assets. The fee may be used by the Distributor to pay for activities primarily intended to result in the sale of Fund shares to life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies or to provide services to owners of variable annuity contracts and variable life insurance policies whose contracts or policies are funded with shares of the Funds and are not otherwise provided by life insurance companies and paid for with fees charged by life insurance companies.

                                  VF-VVIF-SUPP1

            Because Rule 12b-1 fees are paid out of a Fund's assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. However, the Adviser has contractually agreed to waive its management fees and to reimburse expenses until April 30, 2004 at the earliest, as allowed by law, so that net operating expenses (excluding certain items) do not exceed current net operating expenses of each Fund after voluntary waivers and reimbursements by the Adviser.

            The Adviser, Administrator or the Distributor may make payments from their own resources for promotional and administrative expenses. These amounts would be in addition to amounts paid by the Funds under the Distribution and Service Plan and Contract Owner Administrative Services Agreements.







































Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Victory Funds at 800-539-3863.



                                  VF-VVIF-SUPP1
                                       2

Dear Shareholder:

On December 3, 2002, the Board of Trustees approved an increase in the annual fee paid under the Contract Owner Administrative Services Agreements from 0.20% to up to 0.25% of the average daily net assets held in accounts covered by the agreements. The increase is to become effective on January 1, 2003.

On December 20, 2002, the shareholders of the Fund approved a Rule 12b-1 Distribution and Service Plan ("the Plan"). Effective January 1, 2003, the Plan will be implemented for the Fund. The Plan is intended to facilitate marketing efforts for, and increase the distribution potential and availability of the Fund.

The Victory Variable Insurance Funds Prospectus for the following Fund is being revised to reflect an increase in the contract owner administrative services fees that may be paid to servicing agents and the adoption of a Rule 12b-1 Distribution and Service Plan by the Fund. This information is important and is part of your Prospectus.

--------------------------------------------------------------------------------

                      The Victory Variable Insurance Funds

                          Investment Quality Bond Fund

                       Supplement dated December 20, 2002
                       To the Prospectus dated May 1, 2002


1. On page 9, please delete the paragraph under "Contract Owner Administrative Services Agreement," and replace it with the following:

         The Fund has adopted a form of Contract Owner Administrative Services Agreement. A contract owner servicing agent performs a number of services for its customers who hold contracts offered by separate accounts that invest in the Funds, such as establishing and maintaining accounts and records, processing additional contract units attributable to Fund dividend payments, arranging for bank wires, assisting in transactions, and changing account information. For these services, Class A Shares of the Fund pay a fee at an annual rate of up to 0.25% of its average daily net assets serviced by the agent. The Fund may enter into these agreements with KeyCorp and its affiliates, and with other financial institutions that provide such services. Contract owner servicing agents may waive all or a portion of their fee. (Not all agents may provide all services listed above.)


2. On page 9, please delete the paragraph under "Distribution and Service Plan," and replace it with the following paragraphs:

         In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Fund has adopted a Distribution and Service Plan. Under the Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of the Fund's average daily net assets. The fee may be used by the Distributor to pay for activities primarily intended to result in the sale of Fund shares to life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies or to provide services to owners of variable annuity contracts and variable life insurance policies whose contracts or policies are funded with shares of the Funds and are not otherwise provided by life insurance companies and paid for with fees charged by life insurance companies.


                                VF-VVIF-IQBSUPP1

            Because Rule 12b-1 fees are paid out of a Fund's assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. However, the Adviser has contractually agreed to waive its management fees and to reimburse expenses until April 30, 2004 at the earliest, as allowed by law, so that net operating expenses (excluding certain items) do not exceed current net operating expenses of the Fund after voluntary waivers and reimbursements by the Adviser.

            The Adviser, Administrator or the Distributor may make payments from their own resources for promotional and administrative expenses. These amounts would be in addition to amounts paid by the Fund under the Distribution and Service Plan and Contract Owner Administrative Services Agreements.







































Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Victory Funds at 800-539-3863.


                                VF-VVIF-IQBSUPP1
                                       2